INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
United States	$ 159.1	$ (159.0)	$ (316.2)
Foreign	(74.6)	(79.3)	(207.6)
(Loss) income from continuing operations before income taxes	84.5	(238.3)	(523.8)
Income (Loss) before Income Taxes from Continuing and Discontinued Operations	83.7	584.7	(454.7)
Current:
Federal	22.8	(144.1)	(3.6)
State	1.5	(0.8)	(0.5)
Foreign	28.1	10.1	18.6
Current income tax provision (benefit)	52.4	(134.8)	14.5
Deferred:
Federal	3.9	91.4	(97.3)
State	5.6	(2.3)	(1.5)
Foreign	(11.5)	18.9	(33.1)
Deferred income tax (benefit) provision	(2.0)	108.0	(131.9)
Total provision for (benefit from) income taxes	50.4	(26.8)	(117.4)
Foreign exchange gain in OCI		15.5
Total (benefit from) provision for income taxes including discontinued operations	43.0	222.2	(57.5)
Deferred tax assets and liabilities
Property, plant and equipment	(67.7)	(42.4)
Intangibles	(152.4)	(41.6)
Trade receivables	9.8	8.0
Inventories	51.8	33.8
Accrued warranties and product liability	21.6	16.3
Net operating loss carry forwards	197.1	215.9
Retirement plans and other	57.0	38.7
Accrued compensation and benefits	23.7	23.0
Investments	(7.4)	(67.3)
Credits	26.3	28.3
Other	28.3	(5.4)
Deferred tax assets valuation allowance	(183.3)	(157.6)
Net deferred tax assets	4.8	49.7
Deferred tax assets before valuation allowances	373.7
Deferred tax liabilities	185.6
Deferred tax liabilities, current	17.8
Deferred tax liabilities, non-current	167.8
Deferred tax assets, income taxes paid on intercompany transactions	16.9	7.8
Threshold for Recording Sustainable Tax Benefit	50.00%
Unrecognized Tax Benefits	169.6	141.7	151.1	115.9
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	28
Unremitted Earnings of Foreign Subsidiaries	800
Valuation allowance for deferred tax assets, increase in period	25.7	23.0
Operating Loss Carryforwards	747.0
Segment, Discontinued Operations
Deferred tax assets and liabilities
Deferred Tax Assets, Net	$ 0	$ 0